Commitments and Contingencies	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Loss Contingencies [Line Items]
Commitments and Contingencies

7.	Commitments and Contingencies
Contingencies
In the ordinary course of business, the Company and its subsidiary may become defendants in certain shareholder claims and other litigation. The Company records a liability when it is probable that a loss has been incurred and the amount is reasonably estimable. To date, no such liability has been recorded.

Leases
The Company leases office space under the terms of noncancelable operating leases that expire at various dates through November 2026.Certain operating lease agreements provide for an annual 2.75% escalation of the base rent. The Company is also responsible for operating expenses. The following is a schedule by year of the future minimum lease payments required under the Company’s operating leases:

Remaining three months of fiscal 2022	286
2023	1,025
2024	755
2025	775
2026	775
Thereafter	1,455

$5,071

The Company is recognizing the total cost of its office leases ratably over the respective lease periods. The difference between rent paid and rent expense is reflected as deferred rent in the accompanying balance sheets.
Rent expense totaled $257 and $296 for the three months ended October 31, 2021, and October 31, 2020, respectively. Rent expense totaled $849 and $1,697 for the nine months ended October 31, 2021, and October 31, 2020, respectively.
In the second fiscal quarter of 2021, we completed lease buyouts of two office spaces in Maryland, for leases that were expiring in fiscal 2021 and fiscal 2022, and we have made payments of $394 to facilitate early terminations for those leases. Based on the Company moving to a more fully remote posture, we also decreased our lease portfolio in Japan and New York.

13.	Commitments and Contingencies
Contingencies may arise in the normal course of business. No material contiengencies are outstanding for the year ending January 31, 2021 or January 31, 2020.
Leases
The Company leases office space under the terms of noncancelable operating leases that expire at various dates through
November 2026
. Certain operating lease agreements provide for an annual 2.75% escalation of the base rent. The Company is also responsible for operating expenses. The following is a schedule by year of the future minimum lease payments required under the Company’s operating leases:

Years Ending January 31,
2022	$1,303
2023	1,036
2024	755
2025	775
2026	797
Thereafter	658

$5,324

The Company is recognizing the total cost of its office leases ratably over the respective lease periods. The difference between rent paid and rent expense is reflected as deferred rent in the accompanying balance sheets.
Rent expense totaled $1,984 and $1,856 for the years ended January 31, 2021 and January 31, 2020, respectively.
During FY 2021, we have completed lease buyouts of two office spaces in Maryland, for leases that were expiring in FY 21 and FY 22, and we have made payments of $394 to facilitate early terminations for those leases. Based on the company moving to a more fully remote posture, we also decreased our lease portifolio in Japan and New York in addition to the two office spaces in Maryland.